Segment Reporting - Business Assets And Liabilities Segments (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Business Segments [Line Items]
Financial Assets At Amortised Cost - Loans And Advances By Business Segment	$ 195,129,732	$ 279,336,187
Corporate Banking By Business Segment	38,620,739	80,295,259
Small And Medium Companies By Business Segment	47,033,650	80,677,348
Retail Assets By Business Segment	109,475,343	118,363,580
Other Assets By Business Segment	259,041,289	276,833,239
Total Assets By Business Segment	454,171,021	556,169,426
Financial Liabilities At Amortised Cost - Deposits By Business Segment	293,988,047	399,209,017
Corporate Banking Liabilities By Business Segment	24,526,990	45,639,098
Small And Medium Companies Liabilities By Business Segment	68,158,704	75,747,149
Retail Liabilities By Business Segment	201,302,353	277,822,770
Other Liabilities By Business Segment	75,845,904	86,901,841
Total Liabilities by Business Segment	$ 369,833,951	$ 486,110,858